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            Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:  Providian Life and Health Insurance Company
                                  Separate Account V
                                  20 Moores Road
                                  Frazer, PA 19355


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  2. Name of each series or class of funds for which this notice is filed:

     Personal Manager Variable Annuity


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  3. Investment Company Act File Number:  811-6564


     Securities Act File Number:  33-72838
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  4. Last day of fiscal year for which this notice is filed:  December 31, 1996

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
     of the fiscal year:   0


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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  0

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  9. Number and aggregate sale price of securities sold during the fiscal year:

     No new policies were sold during 1996 but aggregate annual premiums of $24,792 were received as additions to existing policies and $84,886 in dividends was reinvested, for a total of $109,678.

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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      No new policies were sold during 1996 but aggregate annual premiums of $24,792 were received as additions to existing policies and $84,886 in dividends was reinvested, for a total of $109,678.

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  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      0
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  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $109,678
                                                                --------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     +     $0
                                                                --------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -$109,678
                                                                ---------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +       $0
                                                                ----------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                                $0
                                                                ----------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x   1/3300
                                                                ----------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                                 $0
                                                                ==========

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [ ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                            By /s/ Kimberly A. Scouller
                               ---------------------------------
                               Kimberly A. Scouller
                               Assistant Secretary



      Date: February 27, 1997
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  *Please print the name and title of the signing officer below the signature.
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Providian Life and Health Insurance Company
400 West Market Street
PO Box 32830
Louisville, Kentucky  40232

502-560-3898

February 27, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re: Rule 24f-2 Notice for Providian Life and Health Insurance Company Separate Account V
     "Personal Manager Variable Annuity"
     Investment Company Act File Number:
     811-6564
     Securities Act File Number:
     33-72838


Dear Sir or Madam:

It is my opinion that the securities issued in accordance with the captioned filing and which this notice makes definite in number were legally issued and fully paid and are nonassessable.

Very truly yours,

/s/ Kimberly A. Scouller

Kimberly A. Scouller
Assistant General Counsel